IFRS 7 - Disclosure - Credit Risk - Summary of Breakdown of Our Standardized Credit Risk Exposures by Risk-weight Category (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 756,150	$ 715,622
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	64,286	51,983
Standardized approach risk [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	40,114	32,767
Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,303	12,047
Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,886	2,159
Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,178	3,745
Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,294	$ 1,265
0% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,953
0% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,953
20% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,658
20% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,911
20% risk weight category [member] | Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,747
35% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,238
35% risk weight category [member] | Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,238
50% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	178
50% risk weight category [member] | Standardized approach risk [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1
50% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	111
50% risk weight category [member] | Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	66
75% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,996
75% risk weight category [member] | Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,770
75% risk weight category [member] | Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,226
100% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	41,095
100% risk weight category [member] | Standardized approach risk [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	39,966
100% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	838
100% risk weight category [member] | Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	68
100% risk weight category [member] | Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	162
100% risk weight category [member] | Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	61
150% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	657
150% risk weight category [member] | Standardized approach risk [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	147
150% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	490
150% risk weight category [member] | Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5
150% risk weight category [member] | Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8
150% risk weight category [member] | Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 7